Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
General and administrative expenses	$ 1,251,036	$ 3,420,593
Loss from operations	(1,251,036)	(3,420,593)
Other income (expense):
Change in fair value of warrants	9,748,442	1,683,358
Transaction costs allocated to warrant liabilities		(438,283)
Interest earned on investment held in Trust Account	3,155,965	27,240
Total other income (expense), net	12,904,407	1,272,315
Income (loss) before provision for income taxes	11,653,371	(2,148,278)
Provision for income taxes (expense)	(614,297)
Net income (loss)	$ 11,039,074	$ (2,148,278)
Class A Common Stock
Other income (expense):
Weighted average shares outstanding (in Shares)	25,095,264	21,972,877
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.35	$ (0.08)
Class B Common Stock
Other income (expense):
Weighted average shares outstanding (in Shares)	6,325,000	6,216,507
Basic and diluted net income (loss) per share (in Dollars per share)	$ 0.35	$ (0.08)